TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TRADE AND OTHER PAYABLES.
Trade payables	$ 1,663	$ 2,336
Accruals and other payables	3,619	7,153
Other taxation and social security	2,902	1,686
Total trade and other creditors	$ 8,184	$ 11,175	$ 9,780